INVESTMENTS (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Equity investments	$ 873,300	$ 468,537	$ 300,000
Cannabi-Tech Ltd [Member]
Equity investments	68,537	68,237	50,000
Hightimes Holdings Corp [Member]
Equity investments	654,763	250,000	250,000
Precision Cultivation Systems, LLC [Member]
Equity investments	50,000	50,000
Bailey Venture Partners XII LLC [Member]
Equity investments	$ 100,000	$ 100,000